Supplemental Guarantor Condensed Consolidating Financials - Supplemental Condensed Consolidating Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended									12 Months Ended			3 Months Ended								6 Months Ended		12 Months Ended									6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended
	Jun. 27, 2010	Sep. 29, 2012	Jun. 23, 2012	Mar. 24, 2012	Dec. 24, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 25, 2010	Sep. 25, 2010	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2011 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2010 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Parent/Issuer [Member]	Sep. 24, 2011 Parent/Issuer [Member]	Sep. 25, 2010 Parent/Issuer [Member]	Sep. 29, 2012 Guarantor Subsidiaries [Member]	Sep. 24, 2011 Guarantor Subsidiaries [Member]	Sep. 25, 2010 Guarantor Subsidiaries [Member]	Jun. 30, 2012 Guarantor Subsidiaries [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Non-Guarantor Subsidiaries [Member)	Sep. 24, 2011 Non-Guarantor Subsidiaries [Member)	Sep. 25, 2010 Non-Guarantor Subsidiaries [Member)	Jun. 30, 2012 Non-Guarantor Subsidiaries [Member) GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member) GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Eliminations [Member]	Sep. 24, 2011 Eliminations [Member]	Sep. 25, 2010 Eliminations [Member]	Jun. 30, 2012 Eliminations [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Eliminations [Member] GEN-PROBE INCORPORATED [Member]
Revenues:
Product sales											$ 1,657,728	$ 1,478,340	$ 1,414,900	$ 155,162	$ 136,393	$ 132,921	$ 138,112	$ 131,093	$ 128,313	$ 132,734	$ 130,569	$ 297,999	$ 271,033	$ 562,588	$ 522,709	$ 483,759	$ 420,960	$ 411,309	$ 370,613	$ 1,089,580	$ 964,584	$ 958,086	$ 274,839	$ 522,237	$ 431,689	$ 376,575	$ 305,677	$ 23,222	$ 40,349	$ (284,501)	$ (274,128)	$ (219,476)	$ (62)	$ 2
Service and other revenues											344,924	311,009	264,652														307,097	274,197	232,058	63,313	59,026	62,564			32,555	27,862	18,345			(58,041)	(50,076)	(48,315)
Collaborative research revenues																						7,793		7,682									7,792	7,679				1	3
Royalty and license revenue																						3,629		5,964									3,502	5,948				127	16
Intercompany revenue																																	6,404	18,867				6,306	9,380				(12,710)	(28,247)
Total revenues		588,548	470,228	471,165	472,711	467,045	451,082	438,651	432,571		2,002,652	1,789,349	1,679,552	158,175	139,123	135,898	143,038	136,694	132,565	138,649	135,419	309,421		576,234	543,327	498,302	728,057	685,506	602,671	1,152,893	1,023,610	1,020,650	292,537	554,731	464,244	404,437	324,022	29,656	49,748	(342,542)	(324,204)	(267,791)	(12,772)	(28,245)
Costs and expenses:
Cost of product sales											616,839	521,189	487,057	51,742	40,529	39,431	41,943	40,104	42,146	44,311	42,661	103,560		173,645			211,665	200,912	200,126	396,747	309,910	300,482	94,242	170,662	292,928	284,495	205,925	18,358	25,705	(284,501)	(274,128)	(219,476)	(9,040)	(22,722)
Cost of product sales-amortization of intangible assets											201,864	177,456	171,447														5,226	5,224	6,704	192,377	167,341	164,058			4,261	4,891	685
Acquisition-related intangible amortization																						5,531		11,061									4,902	9,778				629	1,283
Cost of product sales-impairment of intangible assets											0	0	123,350																			123,350
Cost of service and other revenues											189,512	167,523	161,060														155,555	143,399	139,111	61,285	51,888	55,242			30,713	22,312	15,022			(58,041)	(50,076)	(48,315)
Research and development											130,962	116,696	104,305									56,776		112,742			28,065	28,959	29,503	91,199	75,437	71,132	55,465	110,253	11,698	12,300	3,670	1,311	2,489
Marketing and sales											322,314	286,730	247,374									38,910		68,396			67,874	60,496	61,872	170,422	166,458	141,534	33,989	60,027	84,018	59,776	43,968	8,121	13,042				(3,200)	(4,673)
General and administrative											220,042	158,793	148,340									41,493		71,394			52,418	49,730	45,434	136,231	85,950	86,798	37,844	60,893	31,393	23,113	16,108	4,181	11,351				(532)	(850)
Amortization of intangible assets											72,036	58,334	54,858											21,000	17,700	12,800	2,709	2,709	4,852	64,357	54,851	49,644			4,970	774	362
Goodwill and asset impairment charges																								12,746										3,993					8,753
Asset impairment charges											16,901	0	0									783																783
Contingent consideration-compensation expense											81,031	20,002	0														81,031	20,002
Contingent consideration-fair value adjustments											38,466	(8,016)	0									(783)			(7,994)		38,466	(8,016)
Impairment of goodwill	76,723	5,826									5,826	0	76,723											8,752						5,826		76,723
Gain on sale of intellectual property, net				(12,500)				(84,500)			(12,424)	(84,502)	0																	(12,424)	(84,502)
Impairment of intangible assets	143,500									143,500	0	0	20,117																			20,117
Litigation settlement charge, net											452	770	11,403														150	450		12	320	11,403			290
Acquired in-process research and development		4,500				0				2,000	4,500	0	2,000																	4,500		2,000
Restructuring and divestiture charges, net		16,700									17,515	(71)	1,581									(1,180)		(2,721)	(1,121)		49	(353)		16,185		296			1,281	282	1,285
Costs and expenses, total											1,888,935	1,414,904	1,609,615	128,746	106,766	106,086	108,386	99,846	97,162	104,456	104,018						643,208	503,512	487,602	1,126,717	827,653	1,102,779			461,552	407,943	287,025			(342,542)	(324,204)	(267,791)
Income (loss) from operations											113,717	374,445	69,937									62,368		126,250			84,849	181,994	115,069	26,176	195,957	(82,129)	66,095	139,125	2,692	(3,506)	36,997	(3,727)	(12,875)
Investment and interest income											2,340	1,860	1,278														1,950	1,495	1,118	159	1	(15)			840	364	175			(609)
Investment and interest income																						3,713		8,695									3,706	9,037				7	(342)
Interest expense											(140,287)	(114,846)	(127,107)									(1,078)		(2,070)			(137,190)	(111,583)	(123,673)	(1,158)	(1,357)	(1,503)	(1,072)	(2,052)	(1,939)	(1,906)	(1,931)	(6)	(18)
Debt extinguishment loss				(42,300)					(29,900)		(42,347)	(29,891)	0														(42,347)	(29,891)
Other-than-temporary impairment loss on equity investment																								(39,482)										(39,482)
Other (expense) income, net											4,916	(4,182)	901									(359)		(236)			3,051	(1,706)	24,450	699	(2,661)	(2,102)	(757)	(481)	557	185	(21,447)	398	245	609
(Loss) income before income taxes											(61,661)	227,386	(54,991)									64,644		93,157	155,211	139,802	(89,687)	40,309	16,964	25,876	191,940	(85,749)	(67,972)	106,147	2,150	(4,863)	13,794	(3,328)	(12,990)
Provision for (benefit from) income taxes											11,973	70,236	7,822									22,469		43,033	48,274	48,019	9,721	10,976	10,095	(3,094)	60,163	(7,262)	23,067	44,049	5,346	(903)	4,989	(598)	(1,016)
Equity in earnings (losses) of subsidiaries																											25,774	127,817	(69,682)	8,415	8,699	8,142	(2,730)	(11,974)	556	319	(261)			(34,745)	(136,835)	61,801	2,730	11,974
Net (loss) income		$ (77,767)	$ 23,594	$ (40,273)	$ 20,812	$ 27,569	$ 36,196	$ 82,445	$ 10,940		$ (73,634)	$ 157,150	$ (62,813)	$ 19,859	$ (15,356)	$ 22,344	$ 23,277	$ 27,238	$ 27,396	$ 28,110	$ 24,193	$ 42,175	$ 45,621	$ 50,124	$ 106,937	$ 91,783	$ (73,634)	$ 157,150	$ (62,813)	$ 37,385	$ 140,476	$ (70,345)	$ 42,175	$ 50,124	$ (2,640)	$ (3,641)	$ 8,544	$ (2,730)	$ (11,974)	$ (34,745)	$ (136,835)	$ 61,801	$ 2,730	$ 11,974